Income Taxes Components of Consolidated Income Tax Provision (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current income tax provision (benefit)
U.S. Federal	$ 129,633	$ 27,100	$ 41,452
State and local	12,649	6,437	16,678
Foreign	317	0	0
Total current provision for taxes	142,599	33,537	58,130
Deferred -
U.S. Federal	(160,469)	179,070	30,313
State and local	253	1,856	(2,472)
Foreign	(112)	0	0
Total deferred provision for taxes	(160,328)	180,926	27,841
Total provision (benefit) for taxes	$ (17,729)	$ 214,463	$ 85,971